Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2020	2021
Unearned revenue	25,828	28,325
Accrued off-hire	1,802	1,768
Accrued purchases	4,187	3,273
Accrued interest	10,855	9,180
Other accruals	8,007	7,625
Total	50,679	50,171